Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The activity related to the Group’s right of use asset and lease liability for the years ended December 31, 2021 and 2020 is as follows:

	Right of use asset, net
	2021 $000s	2020 $000s
Balance at January 1,	20,098	22,383
Additions	739	—
Tenant improvement - lease incentive	(733)	—
Depreciation	(2,938)	(2,699)
Adjustments	—	414
Balance at December 31,	17,166	20,098

Disclosure of Lease Liabilities

	Total lease liability
	2021 $000s	2020 $000s
Balance at January 1,	35,348	37,843
Additions	1,016	—
Cash paid for rent - principal - financing cash flow	(3,375)	(2,908)
Cash paid for rent - interest	(2,181)	(2,354)
Interest expense	2,181	2,354
Adjustments	—	414
Balance at December 31,	32,990	35,348
Depreciation of the right-of-use assets, which virtually all consist of leased real estate, is included in the General and administrative expenses and Research and development expenses line items in the Consolidated Statements of Comprehensive Income/(Loss). The Company recorded depreciation expense of $2.9 million, $2.7 million and $3.2 million for the years ended December 31, 2021, 2020 and 2019, respectively.

Disclosure of short-term and long-term portion of lease liability	The following details the short term and long-term portion of the lease liability as at December 31, 2021 and 2020:

	Total lease liability
	2021 $000s	2020 $000s
Short-term Portion of Lease Liability	3,950	3,261
Long-term Portion of Lease Liability	29,040	32,088
Total Lease Liability	32,990	35,348

Disclosure of maturity analysis of operating lease payments [text block]
The following table details the future maturities of the lease liability, showing the undiscounted lease payments to be paid after the reporting date:

2021 $000s
Less than one year	5,927
One to two years	6,591
Two to three years	6,754
Three to four years	5,168
Four to five years	4,419
More than five years	12,033
Total undiscounted lease maturities	40,893
Interest	7,903
Total lease liability	32,990

Disclosure of short-term and long-term portion of lease receivable	As of December 31, 2021, the balances related to the sublease were as follows:

Total lease receivable $000s
Short-term Portion of Lease Receivable	415
Long-term Portion of Lease Receivable	1,285
Total Lease Receivable	1,700

Disclosure of maturity analysis of finance lease payments receivable
The following table details the future maturities of the lease receivable, showing the undiscounted lease payments to be received after the reporting date:

2021 $000s
Less than one year	504
One to two years	513
Two to three years	523
Three to four years	353
Total undiscounted lease receivable	1,892
Unearned Finance income	192
Net investment in the lease	1,700
On August 6, 2019, PureTech executed a sublease agreement with Dewpoint Therapeutics, Inc. (“Dewpoint”). The sublease was for approximately 11,852 rentable square feet located on the third floor of the 6 Tide Street building, where the Company’s offices are currently located. Dewpoint obtained possession of the premises on September 1, 2019 with a rent period term that began on September 1, 2019, and expired on August 31, 2021. The sublease was determined to be an operating lease.